Blackstone Strategic Credit 2027 Term Fund

Portfolio of Investments

March 31, 2025 (Unaudited)

	Principal Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 121.46%
Aerospace & Defense - 5.39%
Atlas CC Acquisition Corp., First Lien B Term Loan, 3M SOFR + 4.25%, 0.75% Floor, 05/25/2028	$4,190,916	$2,541,393
Atlas CC Acquisition Corp., First Lien C Term Loan, 3M SOFR + 4.25%, 0.75% Floor, 05/25/2028	852,392	516,895
DAE Aviation 10/24 TLB1, First Lien Term Loan, 1M SOFR + 2.25%, 10/31/2031	1,352,138	1,349,988
DAE Aviation 10/24 TLB2, First Lien Term Loan, 1M SOFR + 2.25%, 10/31/2031	514,310	513,492
Kaman 1/25 Cov-Lite TLB, First Lien Term Loan, 6M CME TERM + 3.00%, 01/30/2032	2,506,931	2,476,634
Kaman 1/25 Delayed TL 1L, First Lien Term Loan, 6M CME TERM + 3.00%, 01/30/2032	236,503	233,645
KARMAN HLDGS LLC, First Lien Term Loan, 6M SOFR + 3.25%, 02/27/2032(b)	1,890,000	1,892,363
Nordam Group LLC, First Lien Initial Term Loan, 1M SOFR + 5.50%, 04/09/2026	4,512,000	4,517,640
Novaria Holdings, LLC, First Lien Term Loan, 1M SOFR + 4.25%, 06/06/2031	2,522,152	2,522,152
Peraton Corp., First Lien B Term Loan, 1M SOFR + 3.75%, 0.75% Floor, 02/01/2028	7,105,953	6,340,394
Signia Aerospace 11/24 TL, First Lien Term Loan, 6M CME TERM + 3.50%, 12/11/2031	1,417,152	1,411,837
TransDigm, Inc., First Lien Term Loan, 3M SOFR + 2.75%, 03/22/2030	3,023,919	3,022,558
Vertex Aerospace Corp., First Lien Term Loan, 3M SOFR + 2.75%, 12/06/2030	2,786,841	2,752,005
		30,090,996

Air Freight & Logistics - 0.84%
AIT Worldwide Logistics Holdings, Inc., First Lien Term Loan, 6M SOFR + 4.25%, 0.75% Floor, 04/08/2030	921,928	922,407
Jetblue 8/24 TLB 1L, First Lien Term Loan, 3M SOFR + 5.50%, 08/27/2029	2,292,182	2,226,694
Lasership 11/24 TLB 1L, First Lien Term Loan, 6M SOFR + 5.50%, 06/30/2025	2,599,278	1,530,325
		4,679,426

Automobile Components - 3.49%
Belron 10/24 (USD) TLB, First Lien Term Loan, 3M SOFR + 2.75%, 10/16/2031	3,913,281	3,911,461
Clarios Glob LP, First Lien Term Loan, 1M SOFR + 2.50%, 05/06/2030	937,827	926,573
Clarios Global LP, First Lien Term Loan, 1M SOFR + 3.25%, 01/28/2032	985,568	972,425
First Brands Group LLC, First Lien Term Loan, 3M SOFR + 5.00%, 1.00% Floor, 03/30/2027	2,355,869	2,195,376
First Brands Group, LLC, First Lien 2018 New Tranche E Term Loan, 3M SOFR + 5.00%, 03/30/2027	1,601,757	1,492,141
LTI Holdings, Inc., First Lien Term Loan, 1M SOFR + 4.75%, 07/29/2029	4,319,429	4,313,122
Tenneco, Inc., First Lien Term Loan, 6M CME TERM + 5.00%, 0.50% Floor, 11/17/2028	3,423,993	3,340,396
Truck Hero, Inc. TLB, First Lien Term Loan, 1M SOFR + 3.50%, 01/31/2028	2,447,555	2,343,877
		19,495,371

Broadline Retail - 0.40%
Peer Hldg III BV, First Lien Term Loan:
3M SOFR + 2.25%, 10/28/2030	591,375	591,469
3M SOFR + 2.25%, 07/01/2031	1,642,329	1,641,508
		2,232,977

Building Products - 2.55%
LBM Acquisition LLC, First Lien Term Loan, 1M SOFR + 3.75%, 06/06/2031	3,365,164	3,116,142
LHS Borrower, LLC, First Lien Term Loan, 1M SOFR + 4.75%, 0.50% Floor, 02/16/2029	2,583,848	2,208,273
Miter Brands Acquisition Holdco Inc., First Lien Term Loan, 1M SOFR + 3.00%, 03/28/2031	2,719,041	2,676,746
Oscar Acquisitionco LLC, First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 04/29/2029	2,975,665	2,791,814
Sunbelt Transformer 10/24, First Lien Term Loan, 3M SOFR + 3.50%, 10/24/2031	954,967	953,773
Trulite Holding Corp., First Lien Term Loan, 3M SOFR + 6.00%, 03/01/2030(b)	2,524,830	2,505,894
		14,252,642

Capital Markets - 4.81%
Advisor Group 11/24 TLB, First Lien Term Loan, 3M SOFR + 3.50%, 08/17/2028	2,879,694	2,861,969
Apex Group Treasury LLC, First Lien Term Loan, 6M SOFR + 3.75%, 02/27/2032	4,761,969	4,753,064
Aretec Group, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 08/09/2030	4,485,775	4,454,711
AssetMark 6/24 TLB 1L, First Lien Term Loan, 3M SOFR + 2.75%, 09/05/2031	1,703,165	1,693,585

	Principal Amount	Value
Capital Markets (continued)
Citadel Securities Global Holdings LLC, First Lien Term Loan, 3M SOFR + 2.00%, 10/31/2031	$1,221,989	$1,222,148
CITCO FDG LLC, First Lien Term Loan, 3M SOFR + 2.75%, 04/27/2028	5,614,571	5,632,116
Focus Financial Partners, LLC, First Lien Term Loan, 1M SOFR + 3.25%, 09/15/2031	2,161,727	2,143,439
Jane Street Group LLC, First Lien Term Loan 12/15/2031	2,000,000	1,978,750
June Purchaser, LLC, First Lien Term Loan, 3M SOFR + 3.75%, 11/28/2031	2,113,412	2,118,696
		26,858,478

Chemicals - 2.81%
Discovery Purchaser/Bayer/Envu 8/22 TL, First Lien Term Loan, 3M SOFR + 4.38%, 10/04/2029	2,769,928	2,747,422
Ecovyst Catalyst Technologies LLC, First Lien Term Loan, 3M SOFR + 2.25%, 06/12/2031	2,827,406	2,787,356
Fortis 333 Inc, First Lien Term Loan, 6M SOFR + 3.75%, 02/06/2032(b)	1,260,000	1,253,700
Geon Performance Solutions LLC, First Lien Term Loan, 3M SOFR + 4.25%, 0.75% Floor, 08/18/2028	2,992,518	2,953,855
Nouryon Finance BV, First Lien Term Loan, 3M SOFR + 3.25%, 04/03/2028	2,702,107	2,699,851
Valvoline, Inc., First Lien Term Loan 03/19/2032	1,018,985	1,019,621
Vibrantz Technologies, Inc., First Lien Term Loan 04/21/2029	2,500,000	2,210,937
		15,672,742

Commercial Services & Supplies - 5.51%
Action Environmental Group, Inc., First Lien Term Loan:
3M SOFR + 4.00%, 0.50% Floor, 10/24/2030(b)(c)	253,402	253,402
3M SOFR + 4.00%, 0.50% Floor, 10/24/2030	3,207,810	3,211,820
Allied Universal Holdco LLC, First Lien Initial U.S. Dollar Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 05/12/2028	4,017,948	4,018,269
Anticimex Global AB, First Lien Term Loan, 3M SOFR + 3.40%, 0.50% Floor, 11/16/2028	270,697	270,561
Belfor 1/25 (USD) TLB3, First Lien Term Loan, 1M SOFR + 3.00%, 11/01/2030(b)	762,283	762,283
Garda World Security Corp., First Lien Term Loan, 1M SOFR + 3.00%, 02/01/2029	1,181,767	1,179,060
Justrite Safety Group, First Lien Delayed Draw Term Loan, 1M SOFR + 4.50%, 06/28/2026	217,227	216,821
Justrite Safety Group, First Lien Initial Term Loan, 1M SOFR + 4.50%, 06/28/2026	4,017,821	4,010,307
Kidde Global 10/24 TLB, First Lien Term Loan, 1M SOFR + 4.25%, 12/02/2031	3,626,923	3,569,491
Minimax Viking GmbH, First Lien Term Loan 02/20/2032(b)	928,208	926,468
ORBIT PRIVATE HLDGS I LTD, First Lien Term Loan 12/11/2028	1,261,600	1,260,420
Orbit Private Holdings I Ltd 12/24 TLB, First Lien Term Loan, 6M SOFR + 4.00%, 0.50% Floor, 12/11/2028	2,063,023	2,061,094
Prime Sec Services Borrower LLC, First Lien Term Loan, 6M CME TERM + 1.75%, 03/07/2032	1,260,000	1,247,400
Protection One/ADT 11/24, First Lien Term Loan, 1M SOFR + 2.00%, 10/13/2030	3,943,535	3,931,429
Tidal Waste 10/24 TLB 1L, First Lien Term Loan, 3M SOFR + 3.50%, 10/24/2031	2,520,000	2,525,116
TRC Companies 1/25, First Lien Term Loan, 1M SOFR + 3.50%, 12/11/2028	709,915	704,147
Vortex Opco, LLC First-Out TL 1L, First Lien Term Loan, 3M SOFR + 6.25%, 04/30/2030	566,867	582,691
		30,730,779

Communications Equipment - 0.00%
MLN US HoldCo LLC, First Lien B Term Loan, 3M SOFR + 4.50%, 11/30/2025	2,330,432	17,536

Construction & Engineering - 1.57%
Aegion 1/25 Cov-Lite TLB, First Lien Term Loan, 6M SOFR + 3.00%, 05/17/2028	1,436,422	1,429,613
KNIFE RIV CORP, First Lien Term Loan, 6M SOFR + 2.25%, 03/08/2032	2,138,556	2,135,883
Socotec 11/24 (USD) TL, First Lien Term Loan, 6M CME TERM + 3.75%, 06/30/2028	2,043,820	2,047,652
TECTA AMERICA CORP, First Lien Term Loan 02/18/2032	938,159	932,412
Tencate 1/25 (USD), First Lien Term Loan, 6M SOFR + 3.00%, 02/21/2031	2,267,566	2,243,473
		8,789,033

Construction Materials - 0.97%
QUIKRETE HLDGS INC, First Lien Term Loan, 6M CME TERM + 2.75%, 02/10/2032	4,724,943	4,677,836
Tamko Building Products LLC, First Lien Term Loan, 3M SOFR + 2.75%, 09/20/2030	732,152	729,710
		5,407,546

Consumer Finance - 0.55%
CPI Holdco B LLC, First Lien Term Loan, 1M SOFR + 2.00%, 05/17/2031	1,618,439	1,604,617
CPI Holdco/Creative 10/24, First Lien Term Loan, 1M SOFR + 2.75%, 05/17/2031	1,449,911	1,441,763
		3,046,380

	Principal Amount	Value
Containers & Packaging - 2.87%
Anchor Packaging LLC, First Lien Term Loan, 1M SOFR + 3.50%, 07/18/2029	$1,345,179	$1,346,019
Berlin Packaging LLC, First Lien Term Loan, 3M SOFR + 3.50%, 06/07/2031	1,088,544	1,086,095
CLYDESDALE ACQUISITION HLDGS INC, First Lien Term Loan 03/27/2032	86,060	85,684
Clydesdale Acquisition Holdings, Inc., First Lien Term Loan 03/27/2032	4,922,659	4,901,122
ProAmpac PG Borrower LLC, First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 09/15/2028	1,902,340	1,894,417
Supplyone 3/24, First Lien Term Loan, 1M SOFR + 4.50%, 04/19/2031	4,296,879	4,308,953
Tricorbraun Holdings, Inc., First Lien Closing Date Initial Term Loan, 1M SOFR + 3.25%, 0.50% Floor, 03/03/2028	1,269,390	1,259,755
Trident TPI Holdings, Inc., First Lien Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 09/15/2028	1,185,815	1,148,017
		16,030,062

Distributors - 1.02%
Burgess Point Purchaser Corp., First Lien Term Loan, 3M SOFR + 5.25%, 07/25/2029	4,226,710	3,774,980
S&S Holdings LLC, First Lien Initial Term Loan, 1M SOFR + 5.00%, 0.50% Floor, 03/11/2028	1,914,649	1,903,439
		5,678,419

Diversified Consumer Services - 1.70%
Cengage Learning, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 1.00% Floor, 03/24/2031	2,271,779	2,256,490
Fugue Finance B.V. 12/24, First Lien Term Loan, 6M SOFR + 3.50%, 01/09/2032	1,550,383	1,550,988
Imagine Learning LLC, First Lien Term Loan, 1M SOFR + 3.50%, 12/21/2029	3,217,500	3,209,666
Learning Care Group US No 2, Inc., First Lien Term Loan 08/11/2028	1,142,040	1,135,473
TruGreen LP, First Lien Term Loan, 1M SOFR + 4.00%, 0.75% Floor, 11/02/2027	1,388,766	1,311,231
		9,463,848

Diversified REITs - 0.59%
Iron Mountain Information Management LLC, First Lien Term Loan, 1M SOFR + 2.00%, 01/31/2031	3,304,406	3,290,990

Diversified Telecommunication Services - 2.00%
Cable & Wireless 1/25 B7, First Lien Term Loan, 6M SOFR + 3.00%, 02/02/2032	3,833,075	3,757,008
Radiate Holdco, LLC, First Lien Term Loan, 1M SOFR + 3.25%, 09/25/2026	3,909,320	3,359,298
Ufinet/Zacapa 10/24 TL, First Lien Term Loan, 3M SOFR + 4.00%, 03/22/2029	4,033,190	4,034,037
		11,150,343

Electric Utilities - 2.22%
Alpha Generation LLC, First Lien Term Loan, 1M SOFR + 2.75%, 09/30/2031	3,157,743	3,162,685
COGENTRIX FIN HOLDCO I LLC, First Lien Term Loan, 6M SOFR + 3.25%, 02/26/2032	1,173,288	1,170,355
Lightning Power 8/24 TLB, First Lien Term Loan, 3M SOFR + 3.25%, 08/18/2031	4,427,882	4,408,798
NRG Energy 3/24 Cov-Lite, First Lien Term Loan, 1M SOFR + 1.75%, 04/16/2031	3,634,058	3,631,786
		12,373,624

Electrical Equipment - 0.12%
ARCLINE FM HLDGS LLC, First Lien Term Loan 06/24/2030	661,200	659,216

Electronic Equipment, Instruments & Components - 1.39%
Coherent Corp., First Lien Term Loan, 6M SOFR + 2.50%, 0.50% Floor, 07/02/2029	2,834,255	2,833,958
DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 1M SOFR + 10.85%, 0.75% Floor, 03/30/2029	1,885,714	1,875,107
Modena Buyer LLC, First Lien Term Loan, 3M SOFR + 4.50%, 07/01/2031	3,139,644	3,047,088
		7,756,153

Energy Equipment & Services - 0.72%
Covia Hldgs LLC, First Lien Term Loan, 6M SOFR + 3.50%, 02/26/2032	1,072,181	1,070,509
Ursa Minor US Bidco LLC aka Rosen, First Lien Term Loan, 3M SOFR + 3.50%, 03/26/2031	2,933,349	2,937,015
		4,007,524

Entertainment - 1.68%
CE Intermediate I LLC, First Lien Term Loan, 6M CME TERM + 3.50%, 02/06/2032	1,195,715	1,191,608
Endeavor 1/25 Cov-Lite, First Lien Term Loan, 6M SOFR + 3.25%, 01/27/2032	2,522,126	2,520,562
EP Purcasher, LLC, First Lien Term Loan, 3M SOFR + 3.50%, 11/06/2028	3,003,298	2,984,062
EP Purchaser LLC, First Lien Term Loan, 3M SOFR + 4.50%, 0.50% Floor, 11/06/2028	604,967	607,235

	Principal Amount	Value
Entertainment (continued)
Zuffa 11/24 TLB 1L, First Lien Term Loan, 3M SOFR + 2.25%, 11/21/2031	$2,049,322	$2,046,463
		9,349,930

Financial Services - 1.89%
Corpay Technologies Operating Company, LLC, First Lien Term Loan, 1M SOFR + 1.75%, 04/28/2028	1,321,368	1,319,406
Envestnet, Inc., First Lien Term Loan, 3M SOFR + 3.50%, 11/25/2031	2,450,226	2,445,632
Polaris Newco LLC, First Lien Dollar Term Loan, 3M SOFR + 4.00%, 0.50% Floor, 06/02/2028	3,795,249	3,642,035
Synechron Inc, First Lien Term Loan, 3M SOFR + 3.75%, 10/03/2031(b)	3,150,000	3,146,062
		10,553,135

Food Products - 1.45%
Froneri US, Inc., First Lien Term Loan, 6M SOFR + 2.00%, 09/30/2031	3,684,148	3,665,008
RED SPV LLC, First Lien Term Loan 03/15/2032(b)	2,717,906	2,704,317
Snacking Investments BidCo Pty, Ltd., First Lien Initial US Term Loan, 3M SOFR + 4.00%, 1.00% Floor, 12/18/2026	1,737,773	1,745,107
		8,114,432

Ground Transportation - 0.57%
Genesee & WY Inc, First Lien Term Loan, 3M SOFR + 2.00%, 04/10/2031	3,199,520	3,173,524

Health Care Equipment & Supplies - 1.85%
Auris Luxembourg III SARL, First Lien Term Loan, 6M SOFR + 3.75%, 02/28/2029	5,580,013	5,580,013
Embecta Corp, TLB, First Lien Term Loan, 1M SOFR + 3.00%, 03/30/2029	3,435,089	3,432,615
Hanger, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 10/23/2031	1,335,398	1,336,093
		10,348,721

Health Care Providers & Services - 8.14%
Agiliti Health, Inc., First Lien Term Loan, 6M SOFR + 3.00%, 05/01/2030	2,829,981	2,686,119
CHG Healthcare Services, Inc., First Lien Term Loan, 1M SOFR + 3.00%, 0.50% Floor, 09/29/2028	1,123,337	1,123,124
Global Medical Response, Inc., First Lien Term Loan, 3M SOFR + 5.50%, 1.00% Floor, 10/31/2028(d)	5,034,843	5,040,432
Heartland Dental LLC, First Lien Term Loan, 1M SOFR + 4.50%, 0.75% Floor, 04/28/2028	1,697,810	1,697,997
Inception Finco Sa rl, First Lien Term Loan, 6M CME TERM + 3.75%, 04/18/2031	1,677,614	1,682,597
MED ParentCo LP, First Lien Term Loan, 1M SOFR + 3.75%, 04/15/2031	909,543	909,357
Medical Solutions LLC, First Lien Term Loan, 3M SOFR + 5.50%, 11/01/2028	3,556,706	2,308,302
Midwest Physcn Admin Srvcs LLC, First Lien Term Loan, 3M SOFR + 3.00%, 03/12/2028	4,416,963	3,877,718
Onex TSG Intermediate Corp., First Lien Initial Term Loan, 3M SOFR + 4.75%, 0.75% Floor, 02/28/2028	4,304,514	4,340,392
Outcomes Group Holdings, Inc., First Lien Term Loan, 1M SOFR + 3.50%, 05/06/2031	3,288,079	3,293,554
Pacific Dental Services, Inc., First Lien Term Loan 03/15/2031	1,134,000	1,129,572
Pathway Vet Alliance LLC, First Lien 2021 Replacement Term Loan, 3M SOFR + 3.75%, 03/31/2027(b)	4,378,728	3,600,825
Pediatric Associates Holding Co. LLC, First Lien Term Loan, 3M SOFR + 3.25%, 0.50% Floor, 12/29/2028	3,140,868	2,935,926
R1 RCM 10/24 Cov-Lite TLB, First Lien Term Loan, 1M SOFR + 3.50%, 11/19/2031	121,713	120,395
Radiology Partners Inc, First Lien Term Loan, 3M SOFR + 3.50%, 01/31/2029	4,786,412	4,625,613
Southern Veterinary 10/24, First Lien Term Loan, 1M SOFR + 3.25%, 12/04/2031	3,623,046	3,617,231
U.S. Anesthesia Partners, Inc., First Lien Term Loan, 1M SOFR + 4.25%, 0.50% Floor, 10/01/2028	1,503,075	1,477,455
US Fertility 10/24 TLB 1L, First Lien Term Loan, 3M SOFR + 4.50%, 10/11/2031(b)	964,174	966,584
		45,433,193

Health Care Technology - 0.96%
Cotiviti, Inc., First Lien Term Loan, 6M SOFR + 2.75%, 02/17/2032	1,892,400	1,852,186
Gainwell Acquisition Corp., First Lien Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 10/01/2027	3,699,849	3,480,226
		5,332,412

Hotels, Restaurants & Leisure - 4.95%
1011778 BC UNLIMITED LIABILITY CO, First Lien Term Loan, 1M SOFR + 1.75%, 09/20/2030	2,574,375	2,554,385
Bally’s Corp., First Lien Term Loan, 3M SOFR + 3.25%, 0.50% Floor, 10/02/2028	3,216,184	2,872,165

	Principal Amount	Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc., First Lien Term Loan:
3M SOFR + 2.75%, 0.50% Floor, 02/06/2030	$1,094,135	$1,089,578
3M SOFR + 2.25%, 0.50% Floor, 02/06/2031	1,965,077	1,955,252
Entain plc, First Lien Term Loan, 3M SOFR + 2.75%, 10/31/2029	3,770,310	3,778,473
Fertitta Entertainment, LLC, First Lien Term Loan, 1M SOFR + 3.75%, 01/27/2029	3,546,337	3,496,866
Flutter Financing BV, First Lien Term Loan, 3M SOFR + 1.75%, 0.50% Floor, 11/30/2030	1,625,856	1,621,498
Flynn Restaurant Group LP, First Lien Term Loan, 1M SOFR + 3.75%, 01/28/2032	4,340,006	4,262,233
Hilton Grand Vacations Borrower, LLC, First Lien Term Loan, 1M SOFR + 2.25%, 01/17/2031	2,481,027	2,466,302
LC Ahab US Bidco LLC, First Lien Term Loan, 1M SOFR + 3.50%, 05/01/2031(b)	1,939,945	1,927,821
Tacala Investment Corp., First Lien Term Loan, 1M SOFR + 3.50%, 0.75% Floor, 01/31/2031	1,585,791	1,587,400
		27,611,973

Household Durables - 1.11%
ACProducts Holdings, Inc., First Lien Term Loan, 3M SOFR + 4.25%, 0.50% Floor, 05/17/2028	5,712,434	3,786,886
Restoration Hardware, Inc. TLB 1L, First Lien Term Loan 10/20/2028	2,500,000	2,391,013
		6,177,899

Independent Power and Renewable Electricity Producers - 0.92%
Calpine Corp., First Lien Term Loan, 1M SOFR + 1.75%, 01/31/2031	5,149,083	5,135,670

Insurance - 2.58%
Alliant Holdings Intermediate LLC, First Lien Term Loan, 1M SOFR + 2.75%, 09/19/2031	893,250	888,784
AmWINS Group, Inc., First Lien Term Loan, 1M SOFR + 2.25%, 0.75% Floor, 01/30/2032	2,309,358	2,293,667
Baldwin Insurance Group Holdings LLC, First Lien Term Loan, 1M SOFR + 3.00%, 05/26/2031	1,396,667	1,394,488
BroadStreet Partners Inc, First Lien Term Loan, 1M SOFR + 3.00%, 06/13/2031	1,441,530	1,430,848
CCC Intelligent Solutions, Inc., First Lien Term Loan, 1M SOFR + 2.00%, 0.50% Floor, 01/23/2032	791,297	790,802
Hyperion Insurance/Howden 7/24 TLB 1L, First Lien Term Loan, 1M SOFR + 3.50%, 04/18/2030	4,151,583	4,155,465
Hyperion Refinance Sarl, First Lien Term Loan, 1M SOFR + 3.25%, 0.50% Floor, 02/15/2031	1,806,245	1,795,877
Ryan Specialty LLC, First Lien Term Loan, 1M SOFR + 2.25%, 09/15/2031	884,032	883,037
Truist Insurance 3/24 2nd Lien Cov-Lite, Second Lien Term Loan, 3M SOFR + 4.75%, 05/06/2032	756,284	765,030
		14,397,998

Interactive Media & Services - 1.91%
LI Group Holdings, Inc., First Lien 2021 Term Loan, 1M SOFR + 3.50%, 0.75% Floor, 03/11/2028	1,837,264	1,848,756
Project Boost Purchaser, LLC aka JD Power/Autodata, Second Lien Term Loan, 3M SOFR + 5.25%, 07/16/2032	1,978,030	1,982,975
Trip.com/TripAdvisor 7/24, First Lien Term Loan, 1M SOFR + 3.25%, 07/08/2031	4,893,084	4,828,544
WH BORROWER LLC, First Lien Term Loan, 6M SOFR + 4.75%, 02/20/2032	2,016,000	2,008,763
		10,669,038

IT Services - 3.84%
Access CIG LLC, First Lien Term Loan, 3M SOFR + 5.00%, 0.50% Floor, 08/18/2028	3,102,729	3,107,476
Ahead 7/24 TLB3 1L, First Lien Term Loan, 3M SOFR + 3.50%, 02/01/2031	1,620,662	1,619,779
Dcert Buyer, Inc., Second Lien First Amendment Refinancing Term Loan, 1M SOFR + 7.00%, 02/19/2029	5,863,456	4,793,375
Endurance Intl Group Hldgs Inc TLB 1L, First Lien Term Loan, 3M SOFR + 3.61%, 02/10/2028	4,939,917	3,618,489
Go Daddy Oper Co LLC, First Lien Term Loan, 1M SOFR + 1.75%, 05/30/2031	1,502,149	1,495,937
Presidio/Fortress Intermediate 4/24 TLB 1L, First Lien Term Loan, 1M SOFR + 3.75%, 06/27/2031	3,248,416	3,246,402
Skopima Consilio Parent, LLC, First Lien Term Loan, 6M SOFR + 4.00%, 0.50% Floor, 05/15/2028	3,563,480	3,542,331
		21,423,789

Life Sciences Tools & Services - 0.52%
Loire Finco Luxembourg Sa rl TLB, First Lien Term Loan 01/31/2030	2,890,057	2,886,907

Machinery - 5.24%
AI Aqua Merger Sub, Inc., First Lien Term Loan, 1M SOFR + 3.25%, 0.50% Floor, 07/31/2028	1,866,792	1,851,998
ASP BLADE HLDGS INC, Second Lien Term Loan, 6M SOFR + 4.00%, 10/15/2029	1,573,828	1,170,535
Bettcher Industries, Inc., First Lien Term Loan, 1M SOFR + 4.00%, 12/14/2028	2,532,472	2,510,313

	Principal Amount	Value
Machinery (continued)
Cube Industrials 10/24, First Lien Term Loan, 3M SOFR + 3.75%, 10/17/2031	$914,907	$909,953
Husky Injection Molding Systems Ltd., First Lien Term Loan, 3M SOFR + 5.25%, 02/15/2029	3,368,314	3,358,142
Hyperion Materials & Technologies, Inc., First Lien Initial Term Loan, 3M SOFR + 4.50%, 0.50% Floor, 08/30/2028	2,147,420	2,095,528
LSF11 Trinity Bidco, Inc., First Lien Term Loan, 1M SOFR + 3.25%, 06/14/2030(b)	1,545,437	1,539,641
Madison IAQ LLC, First Lien Term Loan 03/26/2032(b)	2,487,405	2,467,194
Oregon Tool Lux LP, First Lien Term Loan 10/15/2029	497,180	504,887
Project Castle, Inc., First Lien Term Loan, 3M SOFR + 5.50%, 06/01/2029	4,364,538	3,714,221
TK Elevator Midco GmbH, First Lien Term Loan 04/30/2030	2,280,981	2,277,708
Vertiv Group Corp., First Lien Term Loan 03/02/2027	2,493,734	2,490,193
Victory Buyer LLC, First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 11/19/2028	4,468,157	4,347,673
		29,237,986

Media - 1.47%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan:
1M SOFR + 2.25%, 12/21/2028	918,373	909,928
6M CME TERM + 2.25%, 02/13/2032	2,236,500	2,214,605
American Greetings Corp., First Lien Term Loan, 1M SOFR + 5.75%, 10/30/2029	2,701,124	2,715,183
MJH Healthcare Holdings LLC aka MJH Life Sciences, First Lien Term Loan, 3M CME TERM + 3.25%, 01/28/2029	2,349,864	2,340,077
		8,179,793

Metals & Mining - 0.44%
Arsenal AIC Parent LLC, First Lien Term Loan, 6M SOFR + 2.75%, 08/18/2030	996,050	990,572
Novelis Inc, First Lien Term Loan 02/20/2032	1,474,249	1,474,559
		2,465,131

Mortgage Real Estate Investment Trusts (REITs) - 0.33%
KREF HLDGS X LLC, First Lien Term Loan, 6M SOFR + 3.50%, 03/05/2032	746,622	743,826
Starwood Property Mortgage, L.L.C. TLB 1L, First Lien Term Loan, 1M SOFR + 2.50%, 0.50% Floor, 01/02/2030	1,104,883	1,102,816
		1,846,642

Oil, Gas & Consumable Fuels - 0.99%
Buckeye Partners LP, First Lien Term Loan, 1M SOFR + 1.75%, 11/22/2030	1,300,073	1,300,411
Freeport LNG Investments LLLP, First Lien Term Loan, 3M SOFR + 3.25%, 0.50% Floor, 12/21/2028	3,162,101	3,129,152
GIP Pilot Acquisition Partners LP, First Lien Term Loan, 6M CME TERM + 2.25%, 10/04/2030	1,074,445	1,071,593
WhiteWater Whistler 12/24, First Lien Term Loan, 6M CME TERM + 1.75%, 02/15/2030	2,913	2,897
		5,504,053

Passenger Airlines - 1.31%
Alaska Air 10/24 TLB 1L, First Lien Term Loan, 3M SOFR + 2.00%, 10/15/2031	1,366,141	1,367,678
American Airlines, Inc., First Lien 2020 Term Loan, 3M SOFR + 1.75%, 01/29/2027	893,096	886,259
American Airlines, Inc., First Lien Term Loan, 6M SOFR + 2.25%, 02/15/2028	2,695,461	2,657,388
VISTA MGMT HLDG INC, First Lien Term Loan 03/18/2031(b)	2,425,641	2,411,997
		7,323,322

Pharmaceuticals - 1.80%
Elanco Animal Health, Inc., First Lien B Term Loan, 1M SOFR + 1.75%, 08/01/2027	1,834,810	1,833,195
OPAL US LLC, First Lien Term Loan 03/01/2032	5,883,902	5,876,547
Padagis LLC, First Lien Initial Term Loan, 3M SOFR + 4.75%, 0.50% Floor, 07/06/2028	2,466,441	2,315,372
		10,025,114

Professional Services - 8.66%
AG Group Holdings, Inc., First Lien Term Loan, 1M SOFR + 4.00%, 12/29/2028	4,189,279	4,119,255
Amspec Parent LLC, First Lien Term Loan, 6M SOFR + 4.25%, 12/22/2031	874,709	875,260
Ankura Consulting Group LLC, First Lien Term Loan, 1M SOFR + 3.50%, 0.75% Floor, 12/29/2031	2,711,222	2,684,679
BERKELEY RESH GROUP LLC, First Lien Term Loan 03/17/2032	3,784,800	3,742,808
Camelot US Acquisition LLC, First Lien Term Loan 01/31/2031	2,500,000	2,469,263
Cast & Crew LLC, First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 12/29/2028	4,974,287	4,803,992

	Principal Amount	Value
Professional Services (continued)
COHNREZNICK ADVISORY LLC, First Lien Term Loan:
3M SOFR + 4.00%, 03/26/2032(b)	$1,862,649	$1,862,649
3M SOFR + 4.00%, 03/01/2035(b)	431,169	431,169
CoreLogic, Inc., First Lien Initial Term Loan, 1M SOFR + 3.50%, 0.50% Floor, 06/02/2028	960,820	944,808
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan, 3M SOFR + 3.75%, 1.00% Floor, 04/09/2027	4,186,761	3,983,096
DTI Holdco Inc, First Lien Term Loan, 1M SOFR + 4.00%, 04/26/2029	1,127,826	1,120,213
Dun & Bradstreet 11/24, First Lien Term Loan, 1M SOFR + 2.25%, 01/18/2029	1,708,421	1,706,286
Eisner Advisory Group LLC, First Lien Term Loan, 3M SOFR + 4.00%, 02/28/2031	1,823,881	1,824,611
Element Materials Technology Group Holdings, First Lien Term Loan, 3M SOFR + 4.25%, 07/06/2029	2,998,672	2,997,727
First Advantage Holdings, LLC, First Lien Term Loan, 1M SOFR + 3.25%, 10/31/2031	2,582,045	2,570,349
Lereta, LLC, First Lien Term Loan, 1M SOFR + 5.25%, 07/30/2028	1,392,604	1,232,329
Perficient/Plano 8/24 TLB 1L, First Lien Term Loan, 3M SOFR + 3.50%, 10/02/2031	2,167,081	2,161,663
SECRETARIAT ADVISORS LLC, First Lien Term Loan:
6M SOFR + 0.00%, 02/24/2032(b)	105,357	105,094
6M SOFR + 0.00%, 02/24/2032(b)	874,464	872,277
TTF Holdings LLC, First Lien Term Loan, 6M SOFR + 3.75%, 07/18/2031	3,675,694	3,620,559
Vaco Holdings, LLC, First Lien Term Loan, 3M SOFR + 5.00%, 01/21/2029	4,557,939	4,224,253
		48,352,340

Real Estate Management & Development - 0.13%
Cushman & Wakefield US Borrower LLC, First Lien Term Loan, 1M SOFR + 3.25%, 0.50% Floor, 01/31/2030	715,778	716,075

Semiconductors & Semiconductor Equipment - 0.85%
Altar Bidco, Inc., First Lien Term Loan 02/01/2029	2,500,000	2,471,650
MKS Instruments, Inc., First Lien Term Loan, 1M SOFR + 2.00%, 0.50% Floor, 08/17/2029	2,258,555	2,259,266
		4,730,916

Software - 17.38%
Avalara, Inc., First Lien Term Loan 03/20/2032	3,379,286	3,370,314
BEP Intermediate Holdco LLC, First Lien Term Loan, 1M SOFR + 3.25%, 04/25/2031(b)	1,083,244	1,085,952
BMC Software 7/24 2nd Lien TL, Second Lien Term Loan, 3M SOFR + 5.75%, 07/30/2032	4,012,587	3,882,178
BMC Software, Inc., First Lien Term Loan, 6M CME TERM + 3.25%, 07/30/2031	5,799,943	5,707,202
Central Parent LLC, First Lien Term Loan, 3M SOFR + 3.25%, 07/06/2029	4,703,667	4,051,033
CLEARWATER ANALYTICS LLC, First Lien Term Loan, 6M SOFR + 0.00%, 02/07/2032(b)	523,441	522,132
Cloud Software Group, Inc., First Lien Term Loan, 3M SOFR + 3.75%, 0.50% Floor, 03/21/2031	2,985,621	2,960,572
Cloudera, Inc., First Lien Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 10/08/2028	1,897,016	1,874,783
Conga Corp., First Lien Term Loan, 3M SOFR + 3.50%, 0.75% Floor, 05/08/2028	891,013	893,129
Connectwise, LLC, First Lien Term Loan, 3M SOFR + 3.50%, 0.50% Floor, 09/29/2028	2,728,846	2,729,992
Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 1M SOFR + 3.75%, 0.50% Floor, 10/16/2028	5,385,286	4,691,931
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan, 3M SOFR + 4.00%, 02/18/2027	4,541,678	4,524,647
Flexera Software LLC, First Lien Term Loan, 3M SOFR + 3.00%, 0.75% Floor, 03/03/2028	1,338,313	1,333,087
Help/Systems Holdings, Inc., First Lien Seventh Amendment Refinancing Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 11/19/2026	2,351,993	2,159,130
Idera INC, First Lien Term Loan, 3M SOFR + 3.50%, 03/02/2028	4,042,266	3,757,408
Infoblox 4/24 2nd lien TL 1L, Second Lien Term Loan, 3M SOFR + 5.25%, 11/29/2030	2,097,928	2,101,200
IVANTI SOFTWARE INC TLB 1, First Lien Term Loan, 6M SOFR + 4.00%, 12/01/2027(b)	781,011	628,714
Ivanti Software, Inc., Second Lien Term Loan, 3M SOFR + 7.25%, 12/01/2028	1,571,642	677,032
Magenta Security Holdings, LLC First Out TL 1L, First Lien Term Loan, 1M SOFR + 6.75%, 07/27/2028	2,918,308	2,649,415
Magenta Security Holdings, LLC Second Out TL 1L, First Lien Term Loan, 6M SOFR + 7.00%, 07/27/2028	1,686,780	875,439
Magenta Security Holdings, LLC Third Out 1L TL, First Lien Term Loan, 6M SOFR + 6.25%, 07/27/2028	531,296	152,304
McAfee Corp., First Lien Term Loan, 1M SOFR + 3.00%, 0.50% Floor, 03/01/2029	3,213,425	3,075,248
Mitnick Corporate Purchaser Inc., First Lien Term Loan, 3M SOFR + 4.50%, 05/02/2029	3,101,221	2,636,037
Perforce Software, Inc., First Lien Term Loan, 1M SOFR + 4.75%, 07/02/2029	5,177,668	4,950,083
Project Alpha (Qlik), First Lien Term Loan, 3M SOFR + 3.75%, 10/26/2030	3,424,314	3,420,735
Project Alpha (Qlik), Second Lien Term Loan, 6M SOFR + 5.00%, 11/22/2032	861,149	857,920

	Principal Amount	Value
Software (continued)
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, 6M SOFR + 3.25%, 0.50% Floor, 10/28/2030	$2,602,683	$2,599,963
Project Leopard Holdings, Inc., First Lien Term Loan, 3M SOFR + 5.25%, 0.50% Floor, 07/20/2029	4,181,563	3,634,698
Proofpoint Inc, First Lien Term Loan, 3M SOFR + 3.00%, 08/31/2028	1,111,170	1,108,914
Quartz Acquired, LLC, First Lien Term Loan, 6M SOFR + 2.50%, 06/28/2030(b)	1,740,416	1,731,714
Rocket Software, Inc., First Lien Term Loan, 1M SOFR + 4.25%, 0.50% Floor, 11/28/2028	1,947,852	1,945,427
SciQuest 10/24 2nd Lien, Second Lien Term Loan, 3M SOFR + 5.25%, 12/06/2032	2,520,000	2,508,194
SciQuest 10/24 TL 1L, First Lien Term Loan, 3M SOFR + 3.25%, 12/05/2031	1,435,875	1,430,849
Sophos Intermediate II, Ltd., First Lien Term Loan, 1M SOFR + 3.50%, 03/05/2027	596,323	597,122
SS&C Technologies, Inc., First Lien Term Loan, 1M SOFR + 2.00%, 05/09/2031	2,467,664	2,468,281
STARLIGHT PARENT LLC, First Lien Term Loan 03/12/2032	2,740,066	2,664,728
Storable Inc, First Lien Term Loan 04/17/2031	942,933	938,516
Tibco Software/Citrix/Cloud Software 11/24 TLB 1L, First Lien Term Loan, 3M SOFR + 3.50%, 03/30/2029	3,586,384	3,557,855
Vision Solutions, Inc., First Lien Term Loan, 3M SOFR + 4.26%, 0.75% Floor, 04/24/2028	3,634,109	3,514,365
Webpros Luxembourg Sarl, First Lien Term Loan, 1M SOFR + 4.00%, 03/28/2031	860,533	863,760
Zuora 12/24 Cov-Lite TLB, First Lien Term Loan, 6M SOFR + 3.75%, 02/14/2032	1,890,000	1,868,737
		97,000,740

Specialty Retail - 2.82%
APRO LLC, First Lien Term Loan, 1M SOFR + 3.75%, 07/09/2031	2,991,041	2,985,448
EG Group Limited 12/24 TLB 1L, First Lien Term Loan, 3M SOFR + 4.75%, 02/07/2028	3,564,410	3,570,470
Great Outdoors Group LLC, First Lien Term Loan, 1M SOFR + 3.25%, 0.75% Floor, 01/23/2032	3,473,300	3,470,261
Spencer Spirit IH LLC, First Lien Term Loan, 3M SOFR + 5.50%, 07/15/2031	2,606,216	2,632,278
StubHub Holdco Sub LLC, First Lien Term Loan, 1M SOFR + 4.75%, 03/15/2030	3,084,321	3,076,610
		15,735,067

Technology Hardware, Storage & Peripherals - 1.41%
SanDisk 12/24 Cov-Lite, First Lien Term Loan, 6M SOFR + 3.00%, 02/20/2032	4,175,134	4,116,431
Xerox 11/23, First Lien Term Loan, 1M SOFR + 4.00%, 11/17/2029	3,908,711	3,737,705
		7,854,136

Trading Companies & Distributors - 3.41%
Avolon TLB Borrower 1 (US), First Lien Term Loan, 1M SOFR + 1.75%, 06/22/2030	2,134,855	2,135,304
CD&R Hydr SunSource, First Lien Term Loan, 1M SOFR + 4.00%, 03/25/2031	1,934,454	1,861,225
FleetPride, Inc., First Lien Term Loan, 1M SOFR + 4.50%, 0.50% Floor, 09/29/2028	1,236,280	1,147,750
Foundation Building Materials, Inc., First Lien Term Loan, 3M SOFR + 4.00%, 01/29/2031	1,249,243	1,143,320
Kodiak Building Partners, First Lien Term Loan, 3M SOFR + 4.00%, 12/04/2031	3,627,100	3,493,677
MRC Global 10/24 TLB, First Lien Term Loan, 6M SOFR + 3.50%, 10/29/2031(b)	2,638,203	2,644,799
Park River Holdings, Inc., First Lien Initial Term Loan, 3M SOFR + 3.25%, 0.75% Floor, 12/28/2027	2,876,991	2,651,622
White Cap Buyer LLC, First Lien Term Loan, 1M SOFR + 3.25%, 10/19/2029	4,079,294	3,964,930
		19,042,627

Transportation Infrastructure - 0.35%
Liquid Tech Solutions Holdings LLC, First Lien Term Loan, 6M SOFR + 4.00%, 0.75% Floor, 03/19/2028	1,978,375	1,980,848

Wireless Telecommunication Services - 0.98%
CCI Buyer, Inc., First Lien Initial Term Loan, 3M SOFR + 4.00%, 0.75% Floor, 12/17/2027	5,457,779	5,467,630

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $697,877,704)		677,755,126

CORPORATE BONDS - 39.28%

Aerospace & Defense - 1.23%
AAR Escrow Issuer LLC, 6.750%, 03/15/2029(e)	1,100,000	1,118,825

	Principal Amount	Value
Aerospace & Defense (continued)
Axon Enterprise, Inc.:
6.125%, 03/15/2030(e)	$365,000	$369,279
6.250%, 03/15/2033(e)	251,000	254,210
BWX Technologies, Inc., 4.125%, 04/15/2029(e)	1,850,000	1,729,192
KBR, Inc., 4.750%, 09/30/2028(e)	420,000	399,739
TransDigm, Inc.:
6.750%, 08/15/2028(e)	100,000	101,585
4.625%, 01/15/2029	851,000	808,635
6.375%, 03/01/2029(e)	2,053,000	2,076,497
		6,857,962

Air Freight & Logistics - 0.38%
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.875%, 09/20/2031(e)	1,842,000	1,819,788
Stonepeak Nile Parent LLC, 7.250%, 03/15/2032(e)	300,000	306,053
		2,125,841

Automobile Components - 0.18%
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.750%, 05/31/2032(e)	493,000	487,982
Tenneco, Inc., 8.000%, 11/17/2028(e)	540,000	515,475
		1,003,457

Automobiles - 0.10%
Aston Martin Capital Holdings, Ltd., 10.000%, 03/31/2029(e)	620,000	561,184

Beverages - 0.24%
Primo Water Holdings, Inc., 4.375%, 04/30/2029(e)	601,000	575,698
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029(e)	790,000	756,741
		1,332,439

Biotechnology - 0.04%
Grifols SA, 4.750%, 10/15/2028(e)	250,000	231,159

Broadline Retail - 0.46%
Rakuten Group, Inc., 9.750%, 04/15/2029(e)	2,371,000	2,578,672

Building Products - 0.30%
Camelot Return Merger Sub, Inc., 8.750%, 08/01/2028(e)	200,000	165,002
Cornerstone Building Brands, Inc., 9.500%, 08/15/2029(e)	280,000	233,244
Griffon Corp., 5.750%, 03/01/2028	1,300,000	1,273,588
		1,671,834

Capital Markets - 0.54%
AG Issuer LLC, 6.250%, 03/01/2028(e)	310,000	305,115
Aretec Group, Inc., 10.000%, 08/15/2030(e)	320,000	343,951
Jane Street Group / JSG Finance, Inc., 4.500%, 11/15/2029(e)	870,000	822,366
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.000%, 08/15/2028(e)	200,000	188,194
StoneX Group, Inc., 7.875%, 03/01/2031(e)	1,270,000	1,326,806
		2,986,432

Chemicals - 0.35%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 06/15/2028(e)	1,279,000	1,237,857
INEOS Finance PLC, 7.500%, 04/15/2029(e)	400,000	398,556
SCIL IV LLC / SCIL USA Holdings LLC, 5.375%, 11/01/2026(e)	347,000	341,667
		1,978,080

Commercial Services & Supplies - 0.31%
Pitney Bowes, Inc., 7.250%, 03/15/2029(e)	1,240,000	1,239,915
RR Donnelley & Sons Co., 9.500%, 08/01/2029(e)	470,000	466,013
		1,705,928

	Principal Amount	Value
Communications Equipment - 0.74%
CommScope LLC:
8.250%, 03/01/2027(e)	$310,000	$293,939
7.125%, 07/01/2028(e)	2,931,000	2,596,460
CommScope Technologies LLC, 5.000%, 03/15/2027(e)	407,000	366,000
Viavi Solutions, Inc., 3.750%, 10/01/2029(e)	930,000	851,346
		4,107,745

Construction & Engineering - 0.21%
AECOM, 5.125%, 03/15/2027	123,000	122,149
Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 02/01/2032(e)	85,000	81,031
Tutor Perini Corp., 11.880%, 04/30/2029(e)	884,000	974,290
		1,177,470

Consumer Finance - 2.61%
Ally Financial, Inc., 6.700%, 02/14/2033	800,000	800,610
Enova International, Inc.:
11.250%, 12/15/2028(e)	1,160,000	1,250,621
9.125%, 08/01/2029(e)	920,000	948,879
EZCORP, Inc., 7.375%, 04/01/2032(e)	552,000	561,416
FirstCash, Inc.:
4.630%, 09/01/2028(e)	2,735,000	2,613,919
5.625%, 01/01/2030(e)	950,000	921,899
Navient Corp.:
4.880%, 03/15/2028	703,000	671,258
5.500%, 03/15/2029	190,000	180,012
9.380%, 07/25/2030	1,514,000	1,614,434
11.500%, 03/15/2031	605,000	676,377
5.625%, 08/01/2033	434,000	374,381
OneMain Finance Corp., 6.625%, 05/15/2029	302,000	302,942
PRA Group, Inc.:
8.380%, 02/01/2028(e)	1,070,000	1,094,198
8.880%, 01/31/2030(e)	740,000	772,651
SLM Corp., 6.500%, 01/31/2030	631,000	648,021
Synchrony Financial, 7.250%, 02/02/2033	1,105,000	1,138,055
		14,569,673

Consumer Staples Distribution & Retail - 0.14%
United Natural Foods, Inc., 6.750%, 10/15/2028(e)	800,000	791,209

Containers & Packaging - 0.59%
Clydesdale Acquisition Holdings, Inc., 6.750%, 04/15/2032(e)	538,000	542,157
Mauser Packaging Solutions Holding Co., 7.875%, 04/15/2027(e)	890,000	873,313
Owens-Brockway Glass Container, Inc., 7.375%, 06/01/2032(e)	1,060,000	1,012,996
TriMas Corp., 4.125%, 04/15/2029(e)	905,000	842,095
		3,270,561

Diversified Consumer Services - 0.27%
Adtalem Global Education, Inc., 5.500%, 03/01/2028(e)	680,000	670,523
Carriage Services, Inc., 4.250%, 05/15/2029(e)	930,000	850,556
		1,521,079

Diversified REITs - 0.41%
Iron Mountain, Inc., 4.500%, 02/15/2031(e)	1,913,000	1,755,440
Service Corp. International, 3.375%, 08/15/2030	200,000	178,389
Service Properties Trust, 4.950%, 10/01/2029	449,000	371,330
		2,305,159

Diversified Telecommunication Services - 0.90%
Cogent Communications Group LLC, 7.000%, 06/15/2027(e)	1,297,000	1,307,834
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.:
5.875%, 08/15/2027(e)	130,000	126,098
10.000%, 02/15/2031(e)	1,115,000	1,071,571
Lumen Technologies, Inc., 4.500%, 01/15/2029(e)	630,000	511,670

	Principal Amount	Value
Diversified Telecommunication Services (continued)
Viasat, Inc.:
6.500%, 07/15/2028(e)	$346,000	$302,194
7.500%, 05/30/2031(e)	1,074,000	812,344
Virgin Media Finance PLC, 5.000%, 07/15/2030(e)	407,000	349,568
Virgin Media Secured Finance PLC, 5.500%, 05/15/2029(e)	600,000	568,887
		5,050,166

Electronic Equipment, Instruments & Components - 0.10%
Sensata Technologies BV, 4.000%, 04/15/2029(e)	610,000	561,251

Energy Equipment & Services - 1.13%
Diamond Foreign Asset Co. / Diamond Finance LLC, 8.500%, 10/01/2030(e)	300,000	307,717
Precision Drilling Corp., 6.875%, 01/15/2029(e)	420,000	410,724
TGS ASA, 8.500%, 01/15/2030(e)	213,000	220,518
USA Compression Partners LP / USA Compression Finance Corp., 7.125%, 03/15/2029(e)	4,043,000	4,114,861
Viridien, 10.000%, 10/15/2030(e)	1,195,000	1,225,584
		6,279,404

Entertainment - 0.15%
Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029(e)	140,000	114,129
Live Nation Entertainment, Inc., 4.750%, 10/15/2027(e)	459,000	447,925
ROBLOX Corp., 3.875%, 05/01/2030(e)	326,000	296,813
		858,867

Financial Services - 1.96%
Burford Capital Global Finance LLC, 9.250%, 07/01/2031(e)	950,000	1,002,086
Credit Acceptance Corp., 6.625%, 03/15/2030(e)	760,000	750,120
Freedom Mortgage Corp., 12.250%, 10/01/2030(e)	550,000	606,470
Freedom Mortgage Holdings LLC, 8.375%, 04/01/2032(e)	294,000	287,516
Nationstar Mortgage Holdings, Inc.:
6.000%, 01/15/2027(e)	1,248,000	1,248,204
5.500%, 08/15/2028(e)	1,013,000	1,005,452
6.500%, 08/01/2029(e)	1,372,000	1,392,029
PennyMac Financial Services, Inc.:
4.250%, 02/15/2029(e)	2,390,000	2,234,455
7.875%, 12/15/2029(e)	178,000	185,329
7.125%, 11/15/2030(e)	730,000	742,282
5.750%, 09/15/2031(e)	470,000	446,586
6.875%, 02/15/2033(e)	309,000	307,455
Prospect Capital Corp., 3.437%, 10/15/2028	540,000	466,006
TrueNoord Capital DAC, 8.750%, 03/01/2030(e)	240,000	243,833
		10,917,823

Food Products - 0.85%
B&G Foods, Inc., 5.250%, 09/15/2027	540,000	507,007
Post Holdings, Inc.:
4.625%, 04/15/2030(e)	3,410,000	3,188,482
4.500%, 09/15/2031(e)	1,145,000	1,038,178
		4,733,667

Gas Utilities - 0.39%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/2031(e)	2,380,000	2,151,074
Superior Plus LP / Superior General Partner, Inc., 4.500%, 03/15/2029(e)	24,000	22,182
		2,173,256

Ground Transportation - 0.20%
Hertz Corp.:
4.625%, 12/01/2026(e)	686,000	479,106
12.625%, 07/15/2029(e)	219,000	197,949
5.000%, 12/01/2029(e)	827,000	417,063
		1,094,118

	Principal Amount	Value
Health Care Equipment & Supplies - 0.18%
Hologic Inc Holx 4 5/8 02/01/28, 4.625%, 02/01/2028(e)	$940,000	$921,137
Insulet Corp., 6.500%, 02/15/2029(e)	84,000	85,441
		1,006,578

Health Care Providers & Services - 1.47%
AdaptHealth LLC:
4.625%, 08/01/2029(e)	661,000	602,066
5.125%, 03/01/2030(e)	476,000	434,408
CHS/Community Health Systems, Inc.:
6.875%, 04/15/2029(e)	1,670,000	1,084,646
6.125%, 04/01/2030(e)	60,000	36,035
DaVita, Inc.:
4.625%, 06/01/2030(e)	2,579,000	2,376,269
3.750%, 02/15/2031(e)	32,000	27,887
Encompass Health Corp.:
4.500%, 02/01/2028	1,480,000	1,438,131
4.625%, 04/01/2031	937,000	878,931
Option Care Health, Inc., 4.375%, 10/31/2029(e)	790,000	737,839
Pediatrix Medical Group, Inc., 5.375%, 02/15/2030(e)	602,000	578,242
		8,194,454

Health Care REITs - 1.12%
Diversified Healthcare Trust, 4.750%, 02/15/2028	2,200,000	1,892,806
MPT Operating Partnership LP / MPT Finance Corp.:
5.000%, 10/15/2027	1,690,000	1,528,949
4.625%, 08/01/2029	2,399,000	1,831,606
3.500%, 03/15/2031	1,510,000	1,008,646
		6,262,007

Hotels, Restaurants & Leisure - 1.50%
Churchill Downs, Inc., 4.750%, 01/15/2028(e)	573,000	557,095
Hilton Domestic Operating Co., Inc.:
3.750%, 05/01/2029(e)	3,610,000	3,369,999
4.000%, 05/01/2031(e)	950,000	860,982
Royal Caribbean Cruises, Ltd., 4.250%, 07/01/2026(e)	43,000	42,374
Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028(e)	1,000,000	955,932
Yum! Brands, Inc., 4.750%, 01/15/2030(e)	2,670,000	2,582,316
		8,368,698

Household Durables - 0.82%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.000%, 06/15/2029(e)	480,000	433,430
M/I Homes, Inc., 3.950%, 02/15/2030	615,000	562,684
Somnigroup International, Inc., 4.000%, 04/15/2029(e)	2,378,000	2,210,795
Taylor Morrison Communities, Inc.:
5.875%, 06/15/2027(e)	870,000	870,127
5.750%, 01/15/2028(e)	500,000	499,260
		4,576,296

Independent Power and Renewable Electricity Producers - 0.16%
Clearway Energy Operating LLC:
4.750%, 03/15/2028(e)	457,000	443,403
3.750%, 01/15/2032(e)	500,000	428,915
		872,318

Industrial Conglomerates - 0.36%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
9.750%, 01/15/2029	1,020,000	1,015,173
10.000%, 11/15/2029(e)	688,000	684,042
9.000%, 06/15/2030	315,000	298,203
		1,997,418

IT Services - 0.73%
Go Daddy Operating Co. LLC / GD Finance Co, Inc., 3.500%, 03/01/2029(e)	1,122,000	1,040,274

	Principal Amount	Value
IT Services (continued)
Sabre GLBL, Inc.:
8.630%, 06/01/2027(e)	$421,000	$416,936
10.750%, 11/15/2029(e)	2,071,000	2,093,837
Twilio, Inc., 3.625%, 03/15/2029	579,000	537,376
		4,088,423

Life Sciences Tools & Services - 0.06%
Star Parent, Inc., 9.000%, 10/01/2030(e)	320,000	315,810

Machinery - 0.95%
Allison Transmission, Inc., 3.750%, 01/30/2031(e)	2,585,000	2,300,387
ATS Corp., 4.125%, 12/15/2028(e)	11,000	10,227
Crane NXT Co., 4.200%, 03/15/2048	100,000	62,508
Esab Corp., 6.250%, 04/15/2029(e)	300,000	304,753
Mueller Water Products, Inc., 4.000%, 06/15/2029(e)	1,047,000	973,670
Park-Ohio Industries, Inc., 6.625%, 04/15/2027	315,000	304,912
Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029(e)	1,160,000	1,090,437
Titan International, Inc., 7.000%, 04/30/2028	260,000	257,493
		5,304,387

Media - 3.03%
AMC Networks, Inc., 4.250%, 02/15/2029	646,000	485,567
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.750%, 03/01/2030(e)	883,000	819,761
4.250%, 02/01/2031(e)	1,122,000	995,206
4.750%, 02/01/2032(e)	312,000	277,396
4.500%, 05/01/2032	190,000	165,072
4.500%, 06/01/2033(e)	120,000	102,437
4.250%, 01/15/2034(e)	1,059,000	871,816
Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028(e)	528,000	454,498
CSC Holdings LLC:
7.500%, 04/01/2028(e)	110,000	77,905
11.250%, 05/15/2028(e)	195,000	188,740
11.750%, 01/31/2029(e)	1,180,000	1,145,152
6.500%, 02/01/2029(e)	590,000	488,718
5.750%, 01/15/2030(e)	200,000	106,265
EchoStar Corp., 10.750%, 11/30/2029	2,650,000	2,786,880
Gray Media, Inc., 4.750%, 10/15/2030(e)	2,083,000	1,323,231
Lamar Media Corp., 3.750%, 02/15/2028	858,000	817,179
Nexstar Media, Inc.:
5.625%, 07/15/2027(e)	1,307,000	1,288,645
4.750%, 11/01/2028(e)	3,100,000	2,905,964
Sinclair Television Group, Inc., 5.500%, 03/01/2030(e)	545,000	404,662
Univision Communications, Inc., 8.500%, 07/31/2031(e)	1,230,000	1,203,069
		16,908,163

Metals & Mining - 0.62%
Algoma Steel, Inc., 9.125%, 04/15/2029(e)	280,000	260,786
New Gold, Inc., 6.875%, 04/01/2032(e)	1,080,000	1,091,528
SunCoke Energy, Inc., 4.880%, 06/30/2029(e)	995,000	914,428
Taseko Mines, Ltd., 8.250%, 05/01/2030(e)	1,160,000	1,185,775
		3,452,517

Mortgage Real Estate Investment - 1.30%
Apollo Commercial Real Estate Finance, Inc., 4.625%, 06/15/2029(e)	1,160,000	1,053,054
Rithm Capital Corp., 8.000%, 04/01/2029(e)	1,800,000	1,791,516
Starwood Property Trust, Inc.:
3.630%, 07/15/2026(e)	2,722,000	2,639,621
4.380%, 01/15/2027(e)	540,000	525,279
7.250%, 04/01/2029(e)	580,000	595,311
6.000%, 04/15/2030(e)	600,000	586,979
6.500%, 07/01/2030(e)	50,000	50,080
		7,241,840

	Principal Amount	Value
Mortgage Real Estate Investment Trusts (REITs) - 0.05%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027(e)	$309,000	$301,168

Office REITs - 0.56%
Brandywine Operating Partnership LP:
8.875%, 04/12/2029	1,678,000	1,759,519
4.550%, 10/01/2029	2,000	1,821
Hudson Pacific Properties LP:
5.950%, 02/15/2028	840,000	730,328
4.650%, 04/01/2029	850,000	643,686
		3,135,354

Oil, Gas & Consumable Fuels - 7.96%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.630%, 06/15/2029(e)	920,000	964,697
Buckeye Partners LP, 4.500%, 03/01/2028(e)	780,000	749,019
California Resources Corp., 8.250%, 06/15/2029(e)	1,513,000	1,538,880
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.750%, 07/15/2028(e)	669,000	594,383
Chord Energy Corp., 6.750%, 03/15/2033(e)	164,000	163,290
CNX Resources Corp., 6.000%, 01/15/2029(e)	2,695,000	2,663,090
Comstock Resources, Inc.:
6.750%, 03/01/2029(e)	2,650,000	2,594,657
5.875%, 01/15/2030(e)	1,920,000	1,815,702
Crescent Energy Finance LLC:
7.625%, 04/01/2032(e)	239,000	236,612
7.375%, 01/15/2033(e)	1,402,000	1,353,139
CVR Energy, Inc., 8.500%, 01/15/2029(e)	1,968,000	1,891,329
Delek Logistics Partners LP / Delek Logistics Finance Corp.:
7.125%, 06/01/2028(e)	888,000	890,557
8.630%, 03/15/2029(e)	2,464,000	2,555,089
DT Midstream, Inc.:
4.125%, 06/15/2029(e)	1,189,000	1,120,090
4.375%, 06/15/2031(e)	1,670,000	1,537,607
Energean PLC, 6.500%, 04/30/2027(e)	300,000	295,369
EnQuest PLC, 11.630%, 11/01/2027(e)	220,000	226,516
Gulfport Energy Operating Corp., 6.750%, 09/01/2029(e)	1,507,000	1,528,931
Hess Midstream Operations LP:
5.875%, 03/01/2028(e)	610,000	613,234
5.130%, 06/15/2028(e)	2,732,000	2,691,913
6.500%, 06/01/2029(e)	580,000	592,031
4.250%, 02/15/2030(e)	534,000	502,780
Hilcorp Energy I LP / Hilcorp Finance Co.:
6.000%, 02/01/2031(e)	270,000	252,584
6.250%, 04/15/2032(e)	370,000	346,144
8.375%, 11/01/2033(e)	380,000	389,804
Karoon USA Finance, Inc., 10.500%, 05/14/2029(e)	810,000	839,435
Kraken Oil & Gas Partners LLC, 7.625%, 08/15/2029(e)	270,000	263,880
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032(e)	919,000	917,948
MEG Energy Corp., 5.875%, 02/01/2029(e)	967,000	951,661
Murphy Oil USA, Inc., 3.750%, 02/15/2031(e)	2,341,000	2,081,761
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.130%, 02/15/2029(e)	1,329,000	1,339,363
Northern Oil & Gas, Inc.:
8.130%, 03/01/2028(e)	2,540,000	2,548,870
8.750%, 06/15/2031(e)	289,000	295,128
Parkland Corp., 4.500%, 10/01/2029(e)	8,000	7,550
Summit Midstream Holdings LLC, 8.625%, 10/31/2029(e)	1,906,000	1,946,697
Sunoco LP:
7.000%, 05/01/2029(e)	159,000	162,788
6.250%, 07/01/2033(e)	557,000	557,967
Sunoco LP / Sunoco Finance Corp., 4.500%, 05/15/2029	2,044,000	1,937,567
Talos Production, Inc.:
9.000%, 02/01/2029(e)	1,000,000	1,028,476
9.375%, 02/01/2031(e)	660,000	672,158

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc., 10.750%, 02/01/2029(e)	$800,000	$774,364
		44,433,060

Paper & Forest Products - 0.38%
Mercer International, Inc.:
12.875%, 10/01/2028(e)	580,000	614,423
5.125%, 02/01/2029	1,780,000	1,527,844
		2,142,267

Passenger Airlines - 0.09%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/2028(e)	500,000	495,444

Personal Care Products - 0.29%
HLF Financing Sarl LLC / Herbalife International, Inc., 4.875%, 06/01/2029(e)	2,073,000	1,609,071

Pharmaceuticals - 0.12%
Prestige Brands, Inc., 3.750%, 04/01/2031(e)	746,000	669,642

Professional Services - 0.21%
ASGN, Inc., 4.625%, 05/15/2028(e)	640,000	611,356
Korn Ferry, 4.625%, 12/15/2027(e)	600,000	582,105
		1,193,461

Real Estate Management & Development - 0.48%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.750%, 01/15/2029(e)	1,082,000	885,783
Howard Hughes Corp., 4.125%, 02/01/2029(e)	1,450,000	1,324,370
Landsea Homes Corp., 8.880%, 04/01/2029(e)	500,000	476,748
		2,686,901

Semiconductors & Semiconductor Equipment - 0.15%
AMS-OSRAM AG, 12.250%, 03/30/2029(e)	800,000	822,909

Software - 1.06%
Cloud Software Group, Inc., 6.500%, 03/31/2029(e)	1,860,000	1,809,419
Fair Isaac Corp., 4.000%, 06/15/2028(e)	2,650,000	2,522,049
PTC, Inc., 4.000%, 02/15/2028(e)	850,000	818,223
Science Applications International Corp., 4.880%, 04/01/2028(e)	800,000	767,153
		5,916,844

Specialized REITs - 0.28%
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030(e)	42,000	36,405
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.500%, 02/15/2029(e)	1,710,000	1,538,422
		1,574,827

Specialty Retail - 0.17%
Asbury Automotive Group, Inc., 4.750%, 03/01/2030	386,000	361,462
PetSmart, Inc. / PetSmart Finance Corp., 4.750%, 02/15/2028(e)	620,000	580,802
		942,264

Technology Hardware, Storage & Peripherals - 0.18%
Seagate HDD Cayman, 4.875%, 06/01/2027	1,037,000	1,019,144

Tobacco - 0.13%
Turning Point Brands, Inc., 7.625%, 03/15/2032(e)	690,000	720,472

Trading Companies & Distributors - 0.07%
Veritiv Operating Co., 10.500%, 11/30/2030(e)	370,000	392,228

	Principal Amount	Value
Wireless Telecommunication Services - 0.02%
SBA Communications Corp., 3.875%, 02/15/2027	$128,000	$124,586

TOTAL CORPORATE BONDS
(Cost $220,061,589)		219,212,987

	Shares	Value
COMMON STOCK - 0.38%
Diversified Consumer Services - 0.00%(f)
Loyalty Ventures Inc(b)(g)	1,353,511	13,535

Energy Equipment & Services - 0.22%
Brock Holdings III Inc.(b)(g)	164,832	–
Total Safety Holdings, LLC(b)(g)	2,951	1,106,625
Utex Industries Holdings, LLC(g)	3,182	136,826
		1,243,451

Health Care Providers & Services - 0.16%
Envision Healthcare Corp. Equity(g)	79,338	852,884

TOTAL COMMON STOCK
(Cost $9,129,122)		2,109,870

WARRANTS - 0.00%(f)
Energy Equipment & Services - 0.00%(f)
Utex Industries Holdings, LLC expires 12/31/2049 at $114.76(b)	7,955	3,182

TOTAL WARRANTS
(Cost $0)		3,182

SHORT TERM INVESTMENTS - 2.96%
Open-end Investment Companies - 2.96%
Fidelity Treasury Portfolio
(4.20% 7-Day Yield)	16,500,988	16,500,988

TOTAL SHORT TERM INVESTMENTS
(Cost $16,500,988)		16,500,988

Total Investments- 164.08%
(Cost $943,569,403)		915,582,153

Liabilities in Excess of Other Assets - (4.59)%		(25,563,927)

Mandatory Redeemable Preferred Shares - (8.06)%
(liquidation preference plus distributions payable on term preferred shares)		(45,000,000)

Leverage Facility - (51.43)%		(287,000,000)

Net Assets - 100.00%		$558,018,226

Amounts above are shown as a percentage of net assets as of March 31, 2025.

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate

Reference Rates:
1M US SOFR - 1 Month SOFR as of March 31, 2025 was 4.33% 3M US SOFR - 3 Month SOFR as of March 31, 2025 was 4.35%
6M US SOFR - 6 Month SOFR as of March 31, 2025 was 4.55%
3M CME TERM SOFR - 3M CME TERM SOFR as of March 31, 2025 was 4.29% 6M CME TERM SOFR - 6M CME TERM SOFR as of March 31, 2025 was 4.19%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2025, is based on the reference rate plus the displayed spread as of the security’s last reset date. Where applicable, the reference rate is subject to a floor rate.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	A portion of this position was not funded as of March 31, 2025. The Portfolio of Investments records only the funded portion of each position. As of March 31, 2025, the Fund has unfunded delayed draw loans in the amount of $1,356,446. Fair value of these unfunded delayed draws was $1,356,570. Additional information is provided in Note 4 General Commitments and Contingencies.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $185,101,721, which represented approximately 33.17% of net assets as of March 31, 2025. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(f)	Amount represents less than 0.005% of net assets.
(g)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone Strategic Credit 2027 Term Fund (“BGB”, the “Fund”) is a diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”) on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to Blackstone Liquid Credit Strategies LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the investment adviser for BGB. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of BGB. Pursuant to BGB’s Amended and Restated Agreement and Declaration of Trust, prior to the date of dissolution, a majority of BGB’s Board of Trustees (the “Board”), with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of BGB. If approved, the dissolution date of BGB may be extended by a period of two years or such shorter time as may be determined. The dissolution date of BGB may be extended an unlimited number of times.

The Fund was previously classified as a non-diversified investment company for purposes of the 1940 Act. As a result of ongoing operations, BGB as of September 25, 2015 is now classified as a diversified company. This means that with respect to 75% of the Fund’s total assets, no more than 5% of such Fund’s total assets may be invested in any one issuer, excepting cash and cash items, U.S. government securities, and securities of other investment companies. The Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

Investment Objectives: BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. BGB will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first- and second-lien secured loans (’’Senior Secured Loans’’) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s Managed Assets (defined in Note 3) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

Senior Loans, Secured Loans and Senior Secured Loans are referred to collectively as “Loans” throughout the Notes to Financial Statements.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates. The Fund operates as a single operating segment. As a result, the Fund’s segment accounting policies are consistent with those described herein and the Fund does not have any intra-segment sales and transfers of assets.

Portfolio Valuation: BGB’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts, if any, are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options, if any, are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Open-end investment companies are generally valued at their closing net asset values as reported on each business day. To the extent current market quotations are not readily available, short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts.

In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee to perform fair value determinations related to the Fund’s investments, subject to the Board’s oversight and periodic reporting requirements.

Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (the “Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board. Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Adviser as the valuation designee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale or missing prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGB’s investments under the fair value hierarchy levels as of March 31, 2025:

Blackstone Strategic Credit 2027 Term Fund

Investments in Securities at Fair Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	$–	$28,198,633	$1,892,363	$30,090,996
Building Products	–	11,746,748	2,505,894	14,252,642
Chemicals	–	14,419,042	1,253,700	15,672,742
Commercial Services & Supplies	–	28,788,626	1,942,153	30,730,779
Financial Services	–	7,407,073	3,146,062	10,553,135
Food Products	–	5,410,115	2,704,317	8,114,432
Health Care Providers & Services	–	40,865,784	4,567,409	45,433,193
Hotels, Restaurants & Leisure	–	25,684,152	1,927,821	27,611,973
Machinery	–	25,231,151	4,006,835	29,237,986
Passenger Airlines	–	4,911,325	2,411,997	7,323,322
Professional Services	–	45,081,151	3,271,189	48,352,340
Software	–	93,032,228	3,968,512	97,000,740
Trading Companies & Distributors	–	16,397,828	2,644,799	19,042,627
Other	–	294,338,219	–	294,338,219
Corporate Bonds	–	219,212,987	–	219,212,987
Common Stock
Diversified Consumer Services	–	–	13,535	13,535
Energy Equipment & Services	–	136,826	1,106,625	1,243,451
Health Care Providers & Services	–	852,884	–	852,884
Warrants
Energy Equipment & Services	–	–	3,182	3,182
Short Term Investments	16,500,988	–	–	16,500,988
Total	$16,500,988	$861,714,772	$37,366,393	$915,582,153

Other Financial Instruments
Liabilities
Net Unrealized Appreciation / (Depreciation) on Unfunded Loan Commitments	–	325	(1,601)	(1,276)
Total	–	325	(1,601)	(1,276)

*	Refer to the Fund’s Portfolio of Investments for a listing of securities by type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of March 31, 2025, the Fund’s outstanding borrowings of $287,000,000 under its Leverage Facility are categorized as Level 2 within the fair value hierarchy.

The changes of the fair value of investments for which BGB has used significant unobservable (Level 3) inputs to determine the fair value are as follows:

Blackstone Strategic Credit 2027 Term Fund	Floating Rate Loan Interests	Common Stock	Warrants	Unfunded Loan Commitments	Total
Balance as of December 31, 2024	$27,689,006	$1,106,625	$3,182	$4,977	$28,803,790
Accrued discount/ premium	3,235	–	–	–	3,235
Realized Gain/(Loss)	10,545	–	–	–	10,545
Change in Unrealized Appreciation/(Depreciation)	(198,053)	–	–	(6,578)	(204,631)
Purchases(1)	19,224,472	13,535	–	–	19,238,007
Sales Proceeds(2)	(8,045,614)	–	–	–	(8,045,614)
Transfer into Level 3	10,621,806	–	–	–	10,621,806
Transfer out of Level 3	(13,062,349)	–	–	–	(13,062,349)
Balance as of March 31, 2025	$36,243,051	$1,120,160	$3,182	$(1,601)	$37,364,792
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2025	$(96,478)	$–	$–	$6,578	$(103,056)

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Information about Level 3 fair value measurements as of March 31, 2025:

Blackstone Strategic Credit 2027 Term Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Assets
Floating Rate Loan Interests	$36,243,051	Third-party vendor pricing service	Broker quotes	N/A
Common Stock	1,120,160	Performance Multiple Methodology	EBITDA Multiple	7.38x
Warrants	3,182	Third-party vendor pricing service	Broker quotes	N/A
Unfunded Loan Commitments	(1,601)	Third-party vendor pricing service	Broker quotes	N/A

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were transferred from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes, and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

When the Fund sells a floating rate loan interest, it may pay an agency fee. The Fund earns facility and other fees on floating rate loan interests, and facility fees are typically amortized to income over the term of the loan. Consent and amendment fees are also recorded to income as earned.

NOTE 3. LOANS AND OTHER INVESTMENTS

Under normal market conditions, at least 80% of BGB’s Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines “Managed Assets” as total assets (including “effective leverage” (meaning leverage incurred through total return swaps, securities lending arrangements, credit default swaps or other derivative transactions) and “traditional leverage” (meaning borrowing money or issuing preferred shares (but will not issue auction rate preferred shares), debt securities or commercial paper, or enter into similar transactions). At March 31, 2025, 100.67% of BGB’s Managed Assets were held in corporate fixed income instruments, including Senior Secured Loans. The Fund may invest in assignments or participations of Senior Secured Loans made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”) which operate in various industries and geographical regions.

Senior Secured Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayment from Borrowers’ excess cash flows or permit the Borrowers’ to repay at their election. The degree to which Borrowers repay, whether as a contractual requirements or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the Secured Overnight Financing Rate (“SOFR”), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At March 31, 2025, BGB had invested $20,613,546 in second lien secured loans. Second lien secured loans are considered Senior Secured Loans for BGB.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. The Fund typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part on, analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines which seek to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through a participation.

NOTE 4. GENERAL COMMITMENTS AND CONTINGENCIES

As of March 31, 2025, BGB had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Par Value	Fair Value	Unrealized Appreciation / (Depreciation)
Action Environmental Group Inc, First Lien Term Loan	$398,160	$398,160	$(1,711)
Amspec Parent LLC, First Lien Term Loan	134,571	134,655	85
Grant Thornton 12/24, First Lien Term Loan	128,924	128,421	(503)
Hanger Orthopedic 10/24, First Lien Term Loan	171,940	172,029	89
June Purchaser/Janney Montgomery 9/24 Delayed TL 1, First Lien Term Loan	352,235	353,116	880
R1 RCM 10/24 Cov-Lite, First Lien Term Loan	8,694	8,600	(68)
Signia Aerospace 11/24, First Lien Term Loan	118,096	117,653	(158)
US Fertility 10/24 Delayed TL 1L, First Lien Term Loan	43,826	43,936	110
Total	$1,356,446	$1,356,570	$(1,276)

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with BGB’s valuation policies. For the period ended March 31, 2025, BGB recorded a net increase in unrealized depreciation on unfunded loan commitments totaling $21,041.

NOTE 5. LEVERAGE

The Fund has terminated its previously existing leverage facility and entered into a new, separate Credit Agreement (the “Agreement”), dated December 24, 2024, with a new lender to borrow up to a limit of $315 million pursuant to an evergreen revolving line of credit (the “Leverage Facility”). The Leverage Facility does not have a scheduled maturity date, but can be terminated (i) by the Fund upon at least three (3) business days’ written notice to the lender under the Leverage Facility or (ii) by such lender on the latest to occur of (a) the 365th day after the initial closing date of the Leverage Facility, (b) the 270th day after such lender delivers a notice of termination to the Fund or (c) a later date specified by such lender in the notice of termination. Borrowings under the Agreement are secured by the assets of the Fund.

Interest on outstanding revolving loans under the Leverage Facility is currently charged at a rate of 1.15% above adjusted term SOFR, with either a one (1) month interest period or three (3) month interest period as elected by the Fund. The Fund may also elect to borrow daily interest rate loans based on a customary alternate base rate.

Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts, currently in an amount equal to 0.15% on the undrawn amounts when drawn amounts equal or exceed 75% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest is generally payable at the end of the respective interest period and fees are generally payable after the end of each calendar quarter. At March 31, 2025, BGB had borrowings outstanding under its Leverage Facility of $287,000,000, at an interest rate of 5.49%. Due to the short term nature of the Agreement, face value approximates fair value at March 31, 2025. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended March 31, 2025, the average borrowings under BGB’s Leverage Facility and the weighted average interest rate were $293,366,667 and 5.48%, respectively. During the period ended March 31, 2025, the Fund incurred $6,567 for commitment fees on undrawn amounts.

On July 27, 2016, BGB issued 45,000 7-year mandatory redeemable preferred shares (the “Series A MRPS”) with a total liquidation value of $45,000,000. As of February 11, 2021, the Series A MRPS were rated “AA” by Fitch Ratings. On February 12, 2021, Fitch Ratings downgraded the ratings on the Series A MRPS to “A”. The downgrade was driven by changes to Fitch Ratings’ rating criteria for closed-end funds, rather than by any fundamental changes to the Fund’s credit profile. The dividend rate on the Fund’s Series A MRPS would have increased if the credit rating for the Fund were downgraded below “A” by Fitch Ratings or the equivalent rating of other nationally recognized statistical ratings organizations. BGB used the proceeds of the offering to make additional investments for BGB’s portfolio. The final redemption date of the Series A MRPS was July 27, 2023, and on that date, BGB redeemed all of its outstanding Series A MRPS at liquidation value in the amount of $45,000,000. Prior to redemption, BGB made quarterly dividend payments on the Series A MRPS at an annual dividend rate of 3.61%. On July 25, 2023 BGB issued 45,000 4-year mandatory redeemable preferred shares (the “Series B MRPS” and together with the Series A MRPS, the “MRPS”) with a par value of $0.001 per share and a total liquidation value of $45,000,000. As of July 25, 2023, the Series B MRPS were rated “A” by Fitch Ratings. The Series B MRPS are redeemable on July 25, 2027 and pay quarterly distributions at an annual dividend rate of 6.60%. The dividend rate on the Fund’s Series B MRPS will increase if the Fund’s credit rating is downgraded below “A” by Fitch Ratings or the equivalent rating of other nationally recognized statistical ratings organizations. BGB used substantially all of the proceeds of the offering to fund the redemption payment for the Series A MRPS. Due to the terms of the Series B MRPS, face value approximates fair value at March 31, 2025. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2).

Under the Agreement and the governing documents of the Series B MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund has agreed to maintain asset coverage of three times over borrowings and 225% asset coverage over borrowings plus Series B MRPS. Compliance with the investment restrictions and calculations are performed by the Fund’s custodian, The Bank of New York Mellon. As of March 31, 2025, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage. During periods when BGB is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if BGB did not use leverage because the fees paid are calculated on the basis of BGB’s Managed Assets, which include the assets purchased through leverage. As of March 31, 2025, BGB’s leverage represented 37.30% of the Fund’s Managed Assets. The leverage amounts in BGB include 5.06% of Managed Assets attributable to the “Series B” MRPS.